UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21748

 Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Address of principal executive offices) (Zip code)

James B Potkul, Potkul Capital Management LLC.

 3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:   973-331-1000

Date of fiscal year end:      December 31

Date of reporting period:   December 31,  2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

A No Load Capital Appreciation Fund

BABFX

Annual Report

December 31, 2007

3633 Hill Rd 3Rd Flr

Parsippany, NJ 07054

Phone: (888) 476-8585

(973) 331-1000

Http://www.BreadandButterFund.com

Dear Fellow Shareholders,

The Bread & Butter Fund generated a total return of -3.83% with dividends and capital gains reinvested for the one year period ended December 31, 2007. This compared to a return of 5.49% for the S&P 500 Index with dividends reinvested. The net asset value (NAV) of the Fund at year end 2007 was $10.37 including a long term capital gain of 0.0412 and a dividend distribution of  0.1968.

The Fund continues to hold a larger position in short term cash investments of 21.77%. Normally cash is trash, but surprisingly cash returns have compared quite favorably to the S&P 500 Index over the period 12/31/99 - 12/31/07. According to Barrons, over this period annualized returns for cash have been 3.24% and for the S&P 500 1.66%. Holding cash is not our preference due to its poor inflation adjusted long term returns, but as Warren Buffett has mentioned on occasion, “Holding cash is painful, but not as painful as doing something stupid”. This cash asset allows us to have the funds necessary to add undervalued opportunities to the Fund as volatility persists. As the credit and housing bubble continues to unravel, a few high quality companies are starting to appear in our valuation work. The last time this occurred was in 2002 at the depths of the last major correction. Our experience has taught us that markets tend to overshoot on both the upside and downside, so we will be patient in putting capital to work and ease into positions.

During the year ended December 31, 2007, the Fund bought new positions in EnCana Corp, Mercer Insurance Group, Montpelier RE Holdings and Walmart Stores. EnCana Corp. was purchased for its attractive valuation and its asset quality. It controls some of the largest natural gas reserves in North America and is run by some very smart capital allocators. In the case of Mercer Insurance Group and Monteplier RE Holdings, both companies are in insurance and traded at big discounts to tangible book value while attaining low to mid –double digit return on equity. Finally, Walmart Stores was purchased at one of the lowest p/e’s in decades while generating a large cashflow. It has also improved its capital allocation by reducing domestic new store openings and invested more in the fast growing international business.

The Fund sold shares in Central Parking due to a buyout. Pioneer Natural Resources was replaced by another energy holding, Wachovia Corp. was sold due to weakness in its loan portfolios and IDT Corp was sold due to its deteriorating core business operations.

The key contributors to the Fund’s returns were in our holdings of Berkshire Hathaway, Helmerich & Payne Inc. and ConocoPhillips. Berkshire Hathaway is run by one of the best capital allocators ever, Warren Buffett. It gained as investors recognized the inherent value of its operating businesses and that market turmoil would allow Buffett greater opportunities to put the fortress like cash position to work at much higher returns. Helmerich & Payne Inc. is recognized as the premier land drilling company in its industry. While the land rig business has slowed recently, the quality of HP’s rig fleet has allowed it to continue to gain market share over competitors. Finally, ConocoPhillips has started to close the discount gap between its market valuation and its large cap integrated oil & gas competitors.

Conversely, a few individual holdings detracted from enhancing the Fund’s annual returns including Mitsubishi UFJ Financial, Sun Communities, Origen Financial and Time Warner. Mitsubishi UFJ Financial is the largest bank in Japan and has been tainted by other large financial institutions poor investments in cdo’s (collateralized debt obligations), siv’s (structured investment vehicles) and sub-prime loans. Although the bank has some exposure to sub-prime it is on a lesser scale than large US banks. Currently, Mitsubishi UFJ is trading at one of its lowest price to book value ratios since the depths of the Japanese banking crisis. Sun Communities and Origen Financial suffered from weakness in the REIT sector. Both are involved in the Manufactured Home sector. Currently, the two have not benefited from the bursting of the traditional house sector as we had expected.  Our thesis has not changed that manufactured housing will eventually benefit from the normalization of lending standards. Finally, Time Warner share price suffered by underperformance of its AOL unit.

The Fund continues to maintain a heavy weighting in the energy sector concentrated in domestic natural gas.  This is due to the relative attractiveness of the price of natural gas to oil. Historically the ratio of natural gas prices to oil prices has ranged about 6-8 times. A scientific reason for this is that 1 bbl crude oil is equal to 5.8 million Btu and 1 Mcf gas is equal to 1.03 million Btu. The current ratio is 11. We believe this gap will close over time. In addition, we believe natural gas is a more valuable energy source due to its environmentally friendly characteristics. The combustion of natural gas,  releases very small amounts of sulfur dioxide and nitrogen oxides, virtually no ash or particulate matter, and lower levels of carbon dioxide, carbon monoxide, and other reactive hydrocarbons.

We continue our research efforts to accumulate ideas that meet our contrarian value investment strategy. Like a tortoise, we will be patient and wait for the market to offer us a fat pitch. The recent price volatility will offer us the chance to swing at solid companies. As before, once we take a position then we can resume our normal patient inactivity.

A Few Current Market Observations

The housing market continues to be in turmoil. New and existing home sales have fallen to levels last seen in the housing downturn of the early 1990’s. This was all fueled by speculative lax lending standards and by the boom in the securitization market. The securitization market includes such securities as ABS (asset backed securities), CDOs (collateralized debt obligations) ARS (auction rate securities) as well as many other types of illiquid opaque and highly complex securities. A few have referred to the securitization market as the shadow banking system with its lack of regulation and weak reserve collateral. The securitization markets have frozen up for the time being as investors flock to the safety of US treasuries driving down yields to unattractive levels. Safety and return of principal has become more important than the underlying yield.   The treasury market appears to have become a crowded investment at this time.  On the other hand, the high yield bond market has fallen sharply. According to Moody’s, high yield bonds are 7.28% points higher than treasuries with comparable maturities. In the last recession in October 2002, high yield bonds traded at a 10% spread over treasuries so there is still room for further deterioration in high yield prices. It is an area that we have watched closely.

One last point that seems to reflect the enormity of the credit bubble that occurred over the last 25 years would be the relationship of Total Debt which is defined as government, personal, corporate and financial debt to GDP (Gross domestic product).  According to the US Bureau of Economic Analysis (BEA) data, Total Debt to GDP is 3.1. Looking back in history this ratio usually has remained in a range of about 1.2. What we surmise from this is that debt accumulation accelerated over the past few decades but GDP only grew around its normal pace of 3-3.5%. The total debt is dangerously high in relation to GDP. The last time we had anywhere near this level of debt to GDP was in 1929. This enormous debt burden will be a drag on the economy if and when the interest rate cycle changes course and moves to higher levels. A larger % of GDP will be earmarked for interest payments / debt repayment and less to more productive capital investment and consumption.

Thank you for your continued support and patience in the Bread & Butter Fund. Please do not hesitate to contact us with any questions or comments

Respectfully Submitted,

James B. Potkul

President – Chief Investment Officer

**The discussion of Fund investments represent the views of the Fund’s manager at the time of this report and are subject to   change without notice. References to individual securities are for informational purposes only and should not be construed as recommendations to purchase or sell individual securities.

BREAD & BUTTER FUND, INC.

*Top Ten Holdings and Asset Allocation

December 31, 2007

     Top Ten holdings

     Asset Allocation

      (% of Net Assets)

 % of Net Assets)

============================               ===============================

Sun Communities Inc.   10.07%

             Energy                   25.16%

Pioneer Drilling Co.    7.22%

             Real Estate (REITs)      14.58%

Time Warner             7.17%

 Media/Entertainment       9.94%

Mitsubishi UFJ Fncl     4.86%

             Insurance                 9.11%

Pfizer                  4.74%              Financials/Banking        4.86%

EnCana Corp.            4.72%              Healthcare/Pharma         4.74%

Mercer Insurance Group  4.68%              Closed End Investment Co  3.40%

Origen Financial        4.52%              Diversified Holding Co    3.29%

Montpelier RE Holdings  4.43%              Retail                    2.48%

ConocoPhillips          4.22%         Short-Term Investments        21.77%

                     --------

                       56.63%         Other Assets

                                      Less liabilities, net          0.67%

                                           -------

                         100.00%

*Portfolio holdings are subject to change and are not recommendations of individual stocks.

The Following chart gives a visual breakdown of the Bread & Butter Fund by the industry sectors the underlying securities represent as a % of the net assets of the fund as of 12/31/2007

Closed End Investment Cos 3.40%
Cash Equivalents 21.77%
Other Assets less Liabilities 0.67%
Energy 25.16%
Retail 2.48%
Real Estate 14.58%
Insurance 9.11%
Media/Entertainment 9.94%
Diversified Holding Co. 3.29%
Health/Pharma 4.74%
Financials 4.86%

Bread & Butter Fund vs S&P 500 Index

Based on $10,000 Initial Investment

15,000.00
10,000.00
5,000.00
-
0
Bread & Butter Fund
S&P 500 Index
$12,451
$10,833
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
Oct-06
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
Nov-07
Dec-07

Average Annual Rate of Return (%)

For the period ended December 31, 2007

                                  1 year         Since inception (10/31/2005)

Bread & Butter Fund*                       (3.83%)                                    3.76%

S&P 500 Index**                                  5.49%                                    11.59%

The performance information shown represents past performance and should not be interpreted as indicative of the Fund’s future performance. Return and share price will fluctuate so that shares when redeemed may be worth more or less than the original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on redemption of Fund shares. For performance information current to the most recent month please visit our website at www.breadandbutterfund.com of call 1-888-476-8585.

*this chart assumes an initial investment of $10,000 made on 10/31/2005 (commencement of operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and all other distributions.

**The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of the 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

BREAD & BUTTER FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES

December 31, 2007

                               Shares   Historical Cost      Value

                               ------   ---------------      ------

COMMON STOCKS – 77.56%

Diversified Holding Cos. – 3.29%

--------------------------------

  Berkshire Hathaway Cl B*          8       23,466            37,888

                                           --------          --------

                                            23,466            37,888

Closed End Investment Company – 3.40%

-------------------------------------

  NGP Capital Resources Company 2,500       33,170            39,075

                                           --------          --------

                                            33,170            39,075

Energy   - 25.16%

------------------

  ConocoPhillips                  550       32,619            48,565

  El Paso Corporation           2,090       23,124            36,032

  EnCana Corp. (Canada)           800       52,994            54,368

  Helmerich & Payne Inc.        1,100       24,330            44,077

  Patterson UTI Energy          1,200       27,751            23,424

  Pioneer Drilling Co.*         7,000       87,700            83,160

                                           --------          --------

                                           248,518           289,626

Financials – 4.86%

-------------------

  Mitsubishi UFJ Financial ADRF 6,000       65,075            55,980

  (Japan)                                  --------          --------

                                            65,075            55,980

Healthcare-Pharmaceutical – 4.74%

----------------------

  Pfizer Incorporated           2,400       50,588            54,552

                                           --------          --------

                                            50,588            54,552

Insurance  - 9.11%

-------------------

  Mercer Insurance Group        3,000       54,042            53,850

  Montpelier RE Holdings        3,000       49,414            51,030

                                           --------          --------

                                           103,456           104,880

Media/Entertainment – 9.94%

----------------------------

  News Corp. Ltd. B             1,500       23,785            31,875

  Time Warner Inc.              5,000       91,646            82,550

                                           ---------         --------

                                           115,431           114,425

Real Estate (REITs) – 14.58%

----------------------------

  Sun Communities Inc.          5,500      144,191           115,885

  Origen Financial Inc.        13,000       74,327            52,000

                                           --------          --------

                                           218,518           167,885

Retail   –   2.48%

--------------------------

  Walmart Stores Inc              600       25,750            28,518

                                           --------          --------

                                            25,750            28,518

TOTAL COMMON STOCKS                        883,971           892,829

                                           --------          --------

SHORT-TERM INVESTMENTS – 21.77%

--------------------------------

  Schwab Treasury Money Market 250,666     250,666           250,666

                                           --------          --------

TOTAL SHORT-TERM INVESTMENTS               250,666           250,666

                                           --------          --------

TOTAL INVESTMENTS                       $1,134,637         1,143,495

                                         ==========

OTHER ASSETS AND LIABILITIES – 0.67%                          7,696

                                                             --------

NET ASSETS - 100.00%                                       $1,151,191

                                                            =========

*Non-income producing during the year.

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC.

Statement of Assets and Liabilities

December 31, 2007

Assets

Investments in Securities, at value (cost $1,134,637)     $1,143,494

Cash                                                           5,969

Dividends and Interest Receivable                              1,728

                                                          -----------

      Total Assets                                         1,151,191

Liabilities

Accrued Expenses                                               -

                                                           ----------

Net Assets                                                 1,151,191

                                                           ----------

Composition of Net Assets:

   Common Stock, at $.001 par value                              111

   Paid in Capital                                         1,142,222

   Net unrealized appreciation of securities                   8,858

                                                           ----------

Net Assets (equivalent to $10.37 per share based

on 111,055 shares outstanding) (Note 4)                   $1,151,191

                                                           ==========

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC

Statement of Operations

For the year ended December 31, 2007

Investment Income

Interest                                                    $ 14,590

Dividends (A)                                                 13,287

                                                             --------

   Total Income                                               27,877

                                                             --------

Expenses

Investment Advisory Fee (Note 2)                              10,835

Professional Fees                                             10,000

Software                                                       4,060

Registration Fees                                              2,847

Insurance                                                        582

Taxes                                                            520

Postage and Printing                                              88

Director Fees                                                     47

                                                             --------

    Total Expenses                                            28,979

Less, fees waived and expenses reimbursed

by adviser (Note 2)

 (13,810)

                                                             --------

    Net Expenses                                              15,169

Net Investment Income                                         12,708

                                                             --------

Realized and Unrealized Gain (Loss) from Investments

     Net realized gain (loss) on investment securities         4,206

     Capital gain distribution from portfolio company            800

     Net decrease in unrealized appreciation on

     Investment securities                                   (73,374)

                                                             --------

Net realized and unrealized gain (loss) from investments     (68,368)

                                                             --------

Net increase (decrease) in net assets resulting

From operations                                             $(55,660)

                                                             --------

(A) Net of foreign withholding taxes of $51 and return of capital distributions received from portfolio companies of $8,661

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC.

Statements of Changes in Net Assets

                                                   For the       For the

                                                   year ended    Year Ended

                                                   Dec 31, 2007  Dec 31, 2006

                                                  -------------  ------------

Increase (Decrease) in net assets from operations

Net investment income                              $   12,708     $  11,974

Net realized gain(loss)from investment transactions     4,206       (531)

Capital gain distributions from portfolio companies       800          -

Unrealized appreciation (depreciation) of

Investment securities                                 (73,374)       73,292

                                                      --------      --------

Net increase (decrease) in net assets resulting from

   operations                                         (55,660)       84,735

Distributions to shareholders from;

 Net Investment Income                                (12,708)      (11,974)

 Capital Gains                                         (4,475)          -

 Tax return of capital distribution                    (8,661)       (5,967)

                                                      --------      --------

Total distributions                                   (25,844)      (17,941)

                                                      --------      --------

Share transactions (Note 4)                           266,183       187,355

                                                      --------      --------

   Total increase in net assets                       184,679       254,149

Net Assets

   Beginning of period                                966,512       712,363

                                                      --------      --------

   End of year period                              $1,151,191     $ 966,512

                                                    ==========     =========

The accompanying notes are an integral part of these financial statements

BREAD & BUTTER FUND, INC.

Financial Highlights

For share of capital stock outstanding throughout the period

                                                   2007       2006    2005*

PER SHARE DATA:

Net Asset Value, Beginning of period             $11.03     $10.15  $10.00

Income from Investment Operations:

Net Investment Income **                            .13        .14     .02

Net Realized and Unrealized Gain(Loss)on           (.55)       .95     .15

investments

                                                   -----      -----    -----

Total From Investment Operations

   (.42)      1.09     .17

  Distributions from:

      Net Investment Income                        (.12)      (.14)   (.02)

      Realized gains                               (.04)       -       -

      Return of capital

         (.08)      (.07)    -

                                                   -----      -----   -----

      Total Distributions                          (.24)      (.21)   (.02)

Net Asset value, End of period                   $10.37     $11.03   $10.15

Total Return ***                                  (3.83%)    10.73%    1.73%

Ratios and Supplemental Data:

Net Assets, End of Year                         $1,151,191  $966,512 $712,363

Ratio of Expenses, after reimbursement

To Average Net Assets                             1.40%       1.40%    1.40%a

Ratio of Expenses, before reimbursement

To Average Net Assets                             2.69%       3.22%   11.21%a

Ratio of Net Investment Income to

Average Net Assets                                1.19%       1.46%    1.68%a

Portfolio Turnover Rate (%)                      18.09%       5.33%    0.00%

a = annualized

*For the period from October 31, 2005 (commencement of investment operations)

 to December 31, 2005

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC.

Notes to Financial Statements

December 31, 2007

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:  The Bread & Butter Fund, Inc. (the "Fund"), is an open-end, no-load, non-diversified regulated investment company that was incorporated in the state of New Jersey on March 2, 2004.  The Fund commenced investment operations October 31, 2005. The Fund is authorized to issue 100,000,000 shares of $.001 par value capital stock.

The Fund's investment objective is to seek long-term capital appreciation primarily by investing in securities that Potkul Capital Management LLC (the "Adviser") believes are undervalued. The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

Security Valuations:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price, except for short positions, for which the last quoted asked price is used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

December 31, 2007

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized, over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for operations during the reporting. Actual results could differ from these estimates.

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

December 31, 2007

2.

INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory agreement with the Adviser to furnish investment advisory and certain other management services to the Fund. The Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%.  The Adviser will absorb all expenses of the Fund so that the Fund's total expense ratio is equal to or less than 2 % of the first $10 million in net assets and less than 1.5% of the next $20 million of net assets per year. This expense cap shall remain in effect in perpetuity and can only be terminated by the Fund. The Fund will bear its own operating expenses which will include director's fees, legal and accounting fees, interest, taxes, brokerage commissions, bookkeeping and record maintenance, operating its office, transfer agent and custodian fees. The Adviser will serve as the Fund's transfer agent at no cost to the Fund except for out of pocket expenses. A management fee of $10,835 accrued to the Advisor for the year ended December 31, 2007. For the year ended December 31, 2007, the Advisor reimbursed the Fund $13,810 for expenses in excess of 1.4% of the average annual net assets. The 1.4% expense cap was voluntary on the part of the Adviser.

James B. Potkul is the President and Chief Investment and Compliance Officer of the Fund. Mr. Potkul is also the President/Chief Investment Officer and Principal of the Adviser.

3.   INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2007 were $526,929 and $137,674 respectively.

At December 31, 2007 net unrealized appreciation for Federal income tax purposes aggregated $8,858 of which $86,740 related to unrealized appreciation of securities and ($77,882) related to unrealized depreciation of securities.  The cost at December 31, 2007 of investments for Federal income tax purposes was $883,971 excluding short-term investments.

4.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2007, there were 100,000,000 shares of $.001 per value capital stock authorized.  The total par value and paid-in capital totaled $1,142,333. Transactions in capital stock were as follows for the years ended December 31, 2007 and 2006.

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

December 31, 2007

4.

CAPITAL SHARE TRANSACTIONS (Continued)

                            December 31, 2007          December 31, 2006

                            Shares      Amount         Shares      Amount

                          --------------------------   -------------------

Shares Sold                  24,640    $281,381         15,761     $169,414

Shares issued in

Reinvestment of dividends     2,492      25,844          1,627       17,941

Shares Redeemed              (3,674)    (41,042)           -          -

                            --------   ---------       --------    --------

Net Increase

     23,458    $266,183         17,388     $187,355

                            ========   =========       ========    ========

5.   FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

For Federal income tax purposes, the cost of investment in securities owned at December 31, 2007 was $1,134,637 including short-term investments.

Undistributed ordinary income

 $    -

            Undistributed long term capital gain             $    -

Unrealized appreciation

             $  8,858

Distribution to shareholders of record was paid December 31, 2007. The   distribution consisted of $12,708 of net investment income, $4,475 of long term capital gains and a return of capital of $8,661.

6.   NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007. FASB Interpretation No. 48 requires that tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

December 31, 2007

6.   NEW ACCOUNTING PRONOUNCEMENTS (continued)

market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  Management is currently evaluating the application of FAS 157 to the Fund and will provide additional information in relation to FAS 157 on the Fund’s semi-annual financial statements for the period ending June 30, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

  of Bread & Butter Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the Bread & Butter Fund, Inc., (the "Fund") including the schedule of investments, as of December 31, 2007 and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period from October 31, 2005 (commencement of investment operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bread & Butter Fund, Inc. as of December 31, 2007 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

February 23, 2008

BREAD & BUTTER FUND, INC.

Expenses

December 31, 2007

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 to December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expense may not be used to estimate the actual ending account balance or expense you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other Funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

                                                       Expenses Paid

                 Beginning

    Ending

             During Period*

                 Account Value    Account Value        July 1, 2007 to

                 July 1, 2007     December 31, 2007    December 31, 2007

   ---------------    -----------------    -------------------

Actual

 $1,000.00

$  919.24

        $  6.77

Hypothetical

5% return

before expenses)   $1,000.00

$1,018.15

        $  7.12

*Expenses are equal to the Fund's annualized expense ratio of 1.40%,

multiplied by the average account value over the period, multiplied by

184 days/365 days[number of days in most that the Fund has been offered for sale - year/365 [or 366] (to reflect the one-half year period).

BREAD & BUTTER FUND, INC.

ADDITIONAL INFORMATION

December 31, 2007

PROXY VOTING GUIDELINES

Potkul Capital Management LLC., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. The Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities is available without charge by calling the Fund at 1-888-476-8585, at the Fund's website http://www.breadandbutterfund.com or by visiting the Securities and Exchange Commission ("SEC's") website http://www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on July 7, 2007, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund (as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the

Investment Adviser.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT

ADVISOR

The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Adviser under the Advisory Agreement. This includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISER

The Directors considered the Fund's management fee and total expense ratio relative to industry averages.  The willingness of the Adviser to absorb initial formation expenses as well as absorbing expenses beyond contract terms has shown effort to be competitive on a fee basis.

CONCLUSIONS

Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.

BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors.  Information pertaining to the Directors of the Fund is set forth below.  The SAI includes additional information about the Fund's Directors, and is available without charge, by calling 1-888-476-8585.  Each director may be contacted in writing to the director c/o Bread & Butter Fund, Inc., 3633 Hill Road, Parsippany, NJ 07054.

INTERESTED DIRECTOR

Name & Age        Position  Term/Time    Principal Occupation     Other Public

                            On Board     During last 5 Years      Company

                                                                  Directorships

------------      --------  -----------  -------------------      ------------

Jeffrey E Potkul   Director  1 Year Term  Manager - Health           None

Age 41                         2 Years    Economics & Reimbursement

                                          Ethicon/Johnson & Johnson

INDEPENDENT DIRECTORS

Donald J McDermott Director  1 Year Term  Professor Biology          None

Age 77             Chairman    2 Years    Essex County

                   of the                 College

                   Board

Frank J Figurski   Director  1 Year Term  Network Administrator      None

Age 44                         2 Years    Celgene Corporation

Theodore J Moskala Director  1 Year Term  2nd Vice President          None

Age 43                         2 Years    Claim Strategies

                                          St.Paul Travelers Corp.

Directors of the Fund are considered "Interested Directors" as defined in the Investment Company Act of 1940 because these individuals are related to the Fund’s Investment Adviser. Jeffrey E  Potkul is the brother of James B Potkul, who is the President of the Fund and of the Fund’s Adviser.

Investment Adviser

Potkul Capital Management, LLC.

3633 Hill Rd. 3rd flr.

Parsippany, NJ  07054

Custodian

Charles Schwab & Company, Inc.

70 White Street

Red Bank, NJ 07701

Transfer Agent

Potkul Capital Management, LLC.

3633 Hill Rd 3rd flr.

Parsippany, NJ  07054

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel

The Sourlis Law Firm

The Galleria

2 Bridge Avenue

Red Bank, NJ  07701

This report and the financial statements contained herein are submitted for the general information of shareholders and not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Bread & Butter Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.

ITEM 2.  CODE OF ETHICS – filed herewith under exhibits

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT – Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.   Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the    report to shareholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT  COMPANIES.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS- Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES – Not applicable.

ITEM 12.  EXHIBITS.

 (a)   (1)      EX-99.CODE ETH.  Filed herewith.

(a)(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley

  Act of 2002.  ex-99cert  Filed herewith.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley

 Act of 2002.  ex-99.906cert   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/ James B. Potkul

--------------------------

       James B. Potkul

       Principal Financial Officer

Date 02/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul

------------------------

       James B. Potkul

       President

Date 02/28/2008